Pay vs Performance Disclosure - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Net Income (Loss)	¥ (71,313)	¥ 819,980	¥ (569,202)